Net Income (Loss) Per Share - Computation of Basic Net Income (Loss) Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Earning Per Share [Line Items]
Net income (loss)	$ (93,935)	$ (37,517)	$ (18,591)	$ (17,501)	$ (131,451)	$ (36,092)	$ (26,294)	$ (52,012)	$ 60,955
Weighted average common shares outstanding					99,897,191	75,555,700
Minimum shares issuable under purchase contracts					9,214,662
Weighted average common shares outstanding					109,111,853	75,555,700	8,268,077	75,513,130	75,590,613
Basic net income (loss) per share					$ (1.20)	$ (0.48)	$ (3.18)	$ (0.69)	$ 0.81
Net income (loss)	$ (93,935)	$ (37,517)	$ (18,591)	$ (17,501)	$ (131,451)	$ (36,092)	$ (26,294)	$ (52,012)	$ 60,955
Number of shares used in basic computation					109,111,853	75,555,700	8,268,077	75,513,130	75,590,613
Weighted average commons shares effect of dilutive securities					109,111,853	75,555,700	8,268,077	75,513,130	77,801,096
Diluted net income (loss) per share					$ (1.20)	$ (0.48)	$ (3.18)	$ (0.69)	$ 0.78
Replacement Time-Vesting Options [Member]
Earning Per Share [Line Items]
Replacement Restricted Share Units									2,051,346
Replacement Restricted Share Units [Member]
Earning Per Share [Line Items]
Replacement Restricted Share Units									28,440
Restricted Stock Units (RSUs) [Member]
Earning Per Share [Line Items]
Replacement Restricted Share Units									130,697